Mortgage-Backed Securities (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage-Backed Securities (Tables) [Abstract]
Amortized cost and estimated fair market value of mortgage-backed securities

The amortized cost and estimated fair market value of mortgage-backed securities at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value

	(In thousands)

2011
Held to Maturity:
GNMA pass-through certificates	$83,587	$2,602	$-	$86,189
FNMA pass-through certificates	1,154,638	78,603	(4)	1,233,237
FHLMC pass-through certificates	2,132,408	125,364	-	2,257,772
FHLMC and FNMA - REMICs	744,890	46,335	-	791,225

Total held to maturity	$4,115,523	$252,904	$(4)	$4,368,423

Available for Sale:
GNMA pass-through certificates	$1,139,894	$26,353	$(19)	$1,166,228
FNMA pass-through certificates	4,407,970	60,059	-	4,468,029
FHLMC pass-through certificates	3,390,467	61,689	-	3,452,156
FHLMC and FNMA - REMICs	81,768	2,209	-	83,977

Total available for sale	$9,020,099	$150,310	$(19)	$9,170,390

2010
Held to Maturity:
GNMA pass-through certificates	$98,887	$2,802	$-	$101,689
FNMA pass-through certificates	1,622,994	87,271	-	1,710,265
FHLMC pass-through certificates	2,943,565	148,248	-	3,091,813
FHLMC and FNMA - REMICs	1,248,926	46,846	(32)	1,295,740

Total held to maturity	$5,914,372	$285,167	$(32)	$6,199,507

Available for Sale:
GNMA pass-through certificates	$1,560,755	$27,214	$(7,487)	$1,580,482
FNMA pass-through certificates	10,333,033	122,305	(57,550)	10,397,788
FHLMC pass-through certificates	5,521,741	129,547	(32,116)	5,619,172
FHLMC and FNMA - REMICs	509,755	13,340	-	523,095

Total available for sale	$17,925,284	$292,406	$(97,153)	$18,120,537

Fair values and unrealized losses of mortgage-backed securities

	Less Than 12 Months		12 Months or Longer		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

			(In thousands)

2011
Held to Maturity:
FNMA pass-through certificates	$210	$(4)	$-	$-	$210	$(4)

Total held to maturity	210	(4)	-	-	210	(4)

Available for Sale:
GNMA pass-through certificates	12,891	(19)	-	-	12,891	(19)

Total available for sale	12,891	(19)	-	-	12,891	(19)

Total	$13,101	$(23)	$-	$-	$13,101	$(23)

2010
Held to Maturity:
FHLMC and FNMA - REMIC’s	$7,373	$(24)	$3,163	$(8)	$10,536	$(32)

Total held to maturity	7,373	(24)	3,163	(8)	10,536	(32)

Available for Sale:
GNMA pass-through certificates	424,575	(7,487)	-	-	424,575	(7,487)
FNMA pass-through certificates	4,375,620	(57,550)	-	-	4,375,620	(57,550)
FHLMC pass-through certificates	2,425,458	(32,116)	-	-	2,425,458	(32,116)

Total available for sale	7,225,653	(97,153)	-	-	7,225,653	(97,153)

Total	$7,233,026	$(97,177)	$3,163	$(8)	$7,236,189	$(97,185)

Mortgage-backed securities held to maturity and available for sale

	Amortized Cost	Estimated Fair Market Value

	(In thousands)

Held to Maturity:
Due after one year through five years	$1,700	$1,819
Due after five years through ten years	8,650	9,203
Due after ten years	4,105,173	4,357,401

Total held to maturity	$4,115,523	$4,368,423

Available for Sale:
Due after ten years	$9,020,099	$9,170,390

Total available for sale	$9,020,099	$9,170,390